Average Annual Total Returns - Service Shares - Janus Henderson Global Technology and Innovation Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception	MSCI All Country World Information Technology Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Information Technology Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World Information Technology Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World Information Technology Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception
Total	50.73%	29.44%	19.87%	6.20%	Jan. 18, 2000	18.40%	15.22%	13.88%	6.68%	45.61%	26.23%	18.17%	5.26%